Movements in Warranty Provision (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Product Liability Contingency [Line Items]
Balance at beginning of year	$ 5,822	$ 4,172	$ 3,067
Warranty liabilities assumed in connection with acquisitions	15
Provision made during the year	13,165	9,007	7,399
Settlement made during the year	(9,660)	(7,357)	(6,294)
Balance at end of year	$ 9,342	$ 5,822	$ 4,172